SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

On July 15, 2026, the Company entered into a Securities Purchase Agreement with Streeterville Capital, LLC (“Investor”), pursuant to which the Company issued an unsecured convertible promissory note with a 12-month maturity (the “Convertible Note”) to the Investor. The Convertible Note has the original principal amount of $3,195,000 including the original issue discount of $180,000 and Investor’s legal and other transaction costs of $15,000. Interest accrues on the outstanding balance of the Convertible Note at 7% per annum. Net proceeds received by the Company from this transaction were approximately $3.0 million.

On August 31, 2026, the Company dismissed its independent registered public accounting firm, PKF Littlejohn LLP. On August 31, 2026, upon the audit committee’s approval, the Company engaged Li CPA LLC (“Li CPA”) as its new independent registered public accounting firm to audit the Company’s financial statements for the fiscal year ending December 31, 2026.